Label	Element	Value
Additional Paid in Capital
Stock based compensation	us-gaap_ShareBasedCompensation	$ 12,067
Accumulated Deficit
Net Loss	us-gaap_NetIncomeLoss	(216,121)
Stock based compensation	us-gaap_ShareBasedCompensation